Concession contracts or authorizations obtained by Copel (Details)	12 Months Ended
	Dec. 31, 2021
Concession agreement or authorization [member] | Usina De Energia Eolica Sao Joao S A [Member]
IfrsStatementLineItems [Line Items]
Concessions agreements or authorizations	MME Ordinance 173 /2012 - WPP São João	[1]
[custom:ProportionOfInterestInConcessionAgreementsOrAuthorizations]	49.00%	[1]
[custom:ConcessionsAgreementsOrAuthorizationsMaturity]	03.26.2047	[1]
Concession agreement or authorization [member] | Usina De Energia Eolica Carnauba S A [Member]
IfrsStatementLineItems [Line Items]
Concessions agreements or authorizations	MME Ordinance 204 /2012 - WPP Carnaúbas	[1]
[custom:ProportionOfInterestInConcessionAgreementsOrAuthorizations]	49.00%	[1]
[custom:ConcessionsAgreementsOrAuthorizationsMaturity]	04.09.2047	[1]
Concession agreement or authorization [member] | Usina De Energia Eolica Reduto S A [Member]
IfrsStatementLineItems [Line Items]
Concessions agreements or authorizations	MME Ordinance 230 /2012 - WPP Reduto	[1]
[custom:ProportionOfInterestInConcessionAgreementsOrAuthorizations]	49.00%	[1]
[custom:ConcessionsAgreementsOrAuthorizationsMaturity]	04.16.2047	[1]
Concession agreement or authorization [member] | Usina De Energia Eolica Santo Cristo S A [Member]
IfrsStatementLineItems [Line Items]
Concessions agreements or authorizations	MME Ordinance 233/2012 - WPP Santo Cristo	[1]
[custom:ProportionOfInterestInConcessionAgreementsOrAuthorizations]	49.00%	[1]
[custom:ConcessionsAgreementsOrAuthorizationsMaturity]	04.18.2047	[1]
Concession agreement or authorization [member] | Dona Francisca Energetica S A [Member]
IfrsStatementLineItems [Line Items]
Concessions agreements or authorizations	Contract 188/1998 - HPP Dona Francisca
[custom:ProportionOfInterestInConcessionAgreementsOrAuthorizations]	23.00%
[custom:ConcessionsAgreementsOrAuthorizationsMaturity]	09.21.2037
Concession agreement or authorization [member] | CCEE liabilities
IfrsStatementLineItems [Line Items]
Concessions agreements or authorizations	Contract 046/1999, extended by 5th addendum to the contract
[custom:ProportionOfInterestInConcessionAgreementsOrAuthorizations]	100.00%
[custom:ConcessionsAgreementsOrAuthorizationsMaturity]	07.07.2045
Concession agreement or authorization [member] | Elejor [Member]
IfrsStatementLineItems [Line Items]
Concessions agreements or authorizations	Contract 125/2001 - HPP Fundão
[custom:ProportionOfInterestInConcessionAgreementsOrAuthorizations]	70.00%
[custom:ConcessionsAgreementsOrAuthorizationsMaturity]	06.11.2040
Concession agreement or authorization [member] | Elejor 1 [Member]
IfrsStatementLineItems [Line Items]
Concessions agreements or authorizations	Contract 125/2001 - HPP Santa Clara
Concession agreement or authorization [member] | U E G Araucaria [Member]
IfrsStatementLineItems [Line Items]
Concessions agreements or authorizations	Authorization 351/1999 - TPP Araucária (60.9% Copel GET)
[custom:ProportionOfInterestInConcessionAgreementsOrAuthorizations]	20.30%
[custom:ConcessionsAgreementsOrAuthorizationsMaturity]	12.23.2029
Concession agreement or authorization [member] | Compagas [Member]
IfrsStatementLineItems [Line Items]
Concessions agreements or authorizations	Concession gas distribution contract
[custom:ProportionOfInterestInConcessionAgreementsOrAuthorizations]	51.00%
[custom:ConcessionsAgreementsOrAuthorizationsMaturity]	07.06.2024
Concession Agreement Or Authorization 2 [Member] | Elejor 1 [Member]
IfrsStatementLineItems [Line Items]
[custom:ProportionOfInterestInConcessionAgreementsOrAuthorizations]	70.00%
[custom:ConcessionsAgreementsOrAuthorizationsMaturity]	05.10.2040
Concession Agreement Or Authorization 1 [Member] | Elejor [Member]
IfrsStatementLineItems [Line Items]
Concessions agreements or authorizations	Authorization - SHP Fundão I and SHP Santa Clara I - 753/2002 and 757/2002
[custom:ProportionOfInterestInConcessionAgreementsOrAuthorizations]	70.00%
[custom:ConcessionsAgreementsOrAuthorizationsMaturity]	12.19.2032

[1]	Subsidiaries of Voltalia São Miguel do Gostoso I Participações S.A.